CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net unrealized gain (loss) from pension and postretirement plans, tax	$ (148)	$ (269)	$ 8,683	$ 9,144	$ 8,916